Borrowings - Short-Term Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments And Cost Method Investments [Abstract]
Balance at year-end	$ 37,415	$ 39,480
Average balance outstanding	41,334	50,445
Maximum month-end balance	$ 44,155	$ 56,932
Weighted-average rate at year-end	1.01%	0.39%
Weighted-average rate during the year	0.81%	0.29%